Cover	Nov. 21, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 21, 2025
Entity File Number	001-05324
Entity Registrant Name	EVERSOURCE ENERGY
Entity Central Index Key	0000072741
Entity Tax Identification Number	04-2147929
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	300 Cadwell Drive,
Entity Address, City or Town	Springfield
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01104
City Area Code	800
Local Phone Number	286-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $5.00 par value per share
Trading Symbol	ES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false